Award Timing Disclosure	12 Months Ended
Dec. 28, 2024
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure	During 2024, none of our Named Executive Officers received any grants of any stock options, stock appreciation rights or similar equity awards that include an exercise price (collectively, “Option Awards”).

Garmin has not granted any Option Awards to any employees, including Named Executive Officers, since 2014. The Compensation Committee does not currently have plans to grant Option Awards to any employees, including Named Executive Officers, in the future as part of Garmin’s equity compensation programs. For these reasons, Garmin does not currently have policies or practices on the timing of Option Awards, as described in Item 402(x) of Regulation S-K. In the event the Compensation Committee decides in the future to include Option Awards as part of our compensation programs, such policies and practices would be adopted at that time and disclosed in accordance with Item 402(x) of Regulation S-K.